Taxes - Schedule of Income Tax Provision at the Federal Statutory Rate and Effective Rate (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Provision at the Federal Statutory Rate and Effective Rate [Abstract]
China income taxes	25.00%	25.00%	25.00%
Impact of US and HK tax rate	(7.50%)	9.90%	3.10%
Non-deductible expenses-permanent difference	(1.00%)	5.00%	(2.60%)
Change in valuation allowance	(69.50%)	(34.90%)	(28.10%)
Effective tax rate	(53.00%)	5.00%	(2.60%)